Item 1. Report to Shareholders

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

CALIFORNIA TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

As of 2/29/04

California Tax-Free Money Fund   $12,558

Lipper California Tax-Exempt Money Market Funds Average   $12,581

                                        Lipper
                                    California
                                    Tax-Exempt                      California
                                  Money Market                        Tax-Free
                                 Funds Average                      Money Fund
--------------------------------------------------------------------------------

2/94                                    10,000                          10,000
2/95                                    10,261                          10,255
2/96                                    10,598                          10,587
2/97                                    10,905                          10,891
2/98                                    11,236                          11,219
2/99                                    11,536                          11,517
2/00                                    11,829                          11,806
2/01                                    12,195                          12,169
2/02                                    12,411                          12,387
2/03                                    12,518                          12,496
2/04                                    12,581                          12,558


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04             1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

California Tax-Free Money Fund    0.50%               1.75%                2.30%

Lipper California Tax-Exempt
Money Market Funds Average        0.49                1.74                 2.32


Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Your fund provided a positive tax-exempt return of 0.50% during the 12 months ended February 29, 2004. It slightly outperformed the Lipper California Tax-Exempt Money Markets Funds Average of similarly managed funds during the period, as shown in the table on the preceding page, due primarily to our strategy of investing in longer-maturity, fixed-rate securities, which allows us to preserve somewhat higher yields while avoiding the volatility of the variable rate market.

As you know, the fund seeks preservation of capital, liquidity, and, consistent with those objectives, the highest level of income that is exempt from federal and California income taxes. The fund is managed to maintain a stable share price of $1.00, and its weighted average maturity will not exceed 90 days.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Price Per Share                               $       1.00         $       1.00

Dividends Per Share
For 12 Months                                        0.009                0.005

Dividend Yield (7-Day Simple)*                        0.64%                0.45%

Weighted Average
Maturity (days)                                         53                   56

Weighted Average Quality **                     First Tier           First Tier


* Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

The Portfolio Characteristics table shows various fund details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio increased from 53 to 56 days, and the seven-day simple dividend yield fell from 0.64% to 0.45% as rates declined in general.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Housing Finance Revenue                                3.0%                17.9%

Educational Revenue                                   12.2                 14.1

Air and Sea Transportation Revenue                    14.1                 11.3

Hospital Revenue                                       9.6                  9.2

General Obligations - State                            6.2                  7.4


The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. Housing finance revenue securities accounted for 17.9% of fund assets, followed by educational revenue (14.1%), air and sea transportation revenue (11.3%), and hospital securities (9.2%).

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.


Respectfully submitted,

James S. Riepe
Chairman

March 20, 2004

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report


Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                       2/29/04     2/28/03     2/28/02     2/28/01     2/29/00
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period            $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment activities
  Net investment
  income (loss)          0.005*      0.009*      0.018*      0.030*      0.025*

Distributions
  Net investment
  income                (0.005)     (0.009)     (0.018)     (0.030)     (0.025)

NET ASSET VALUE

End of period        $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^             0.50%*      0.88%*      1.79%*      3.08%*      2.51%*

Ratio of total
expenses to average
net assets                0.55%*      0.55%*      0.55%*      0.55%*      0.55%*

Ratio of net
investment income
(loss) to average
net assets                0.50%*      0.87%*      1.76%*      3.04%*      2.48%*

Net assets,
end of period
(in thousands)       $  94,339   $  98,083   $  98,839   $ 101,038   $ 108,219


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 6/30/05.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      February 29, 2004

Portfolio of Investments (ss.)                         Par                Value
--------------------------------------------------------------------------------
                                                                 ($ 000s)


CALIFORNIA  94.1%

ABAG Fin. Auth. for Nonprofit Corp., Point
Loma Nazarene Univ. VRDN (Currently 1.00%)           1,500                1,500

California, GO, RAN, 2.00%, 6/23/04                  4,950                4,964

California Dept. of Veteran Affairs,
VRDN (Currently 0.90%)                               2,000                2,000

California Dept. of Water Resources
    VRDN (Currently 0.97%)                           1,100                1,100

    VRDN (Currently 0.97%) (AMBAC Insured)           1,900                1,900

    5.00%, 12/1/04                                     100                  103

California EFA
  Loyola Marymount, 5.75%,
  10/1/24 (Tender 4/1/04)                              235                  241

  Stanford Univ., TECP, 0.95%, 3/26/04               3,000                3,000

  Univ. of San Francisco,
  VRDN (Currently 0.95%)                             1,000                1,000

California HFA
  Adventist Health System/West,
  VRDN (Currently 0.97%)
  (MBIA Insured)                                     1,600                1,600

  Sisters of Charity of Leavenworth,
  VRDN (Currently 0.93%)                             3,000                3,000

California Housing Fin. Agency
  Home Mortgage Program
    1.15%, 8/1/34 (Tender 8/1/04) #                  4,500                4,500

    1.65%, 8/1/04 (MBIA Insured) #                     250                  250

California Infrastructure & Economic Dev. Bank
  J. Paul Getty Trust
    1.00%, 4/1/33 (Tender 5/13/04)                   3,000                3,000

  Salvation Army West, TECP,
  0.97 - 1.02%, 3/24 - 11/17/04                      5,000                5,000

California Pollution Control Fin. Auth., PCR,
Waste Management VRDN (Currently 0.95%) #            2,000                2,000

California Public Works Board,
Lease Community College
7.00%, 3/1/14 (Prerefunded 3/1/04!)                    100                  102

California Statewide CDA,
Good Samaritan Health
6.25%, 5/1/14 (Prerefunded 5/1/04!)                     40                   41

California Statewide CDA, PCR,
ChevronTexaco
VRDN (Currently 0.97%)                                 225                  225

CSUCI Fin. Auth., 3.375%,
8/31/31 (Tender 8/1/04)                              4,100                4,139

East Bay Municipal Utility Dist.,
TECP, 0.95%, 3/11/04 - 5/6/04                        4,500                4,500

Grand Terrace Community Redev.
Agency, Mt. Vernon Villas
VRDN (Currently 0.90%) (FHA Guaranteed)              3,620                3,620

Long Beach Harbor
    TECP, 1.03%, 6/10/04 #                           2,000                2,000

    VRDN (Currently 0.99%) #                         1,500                1,500

    4.00%, 5/15/27 (Tender 5/14/04)
    (MBIA Insured) #                                 2,550                2,565

    4.70%, 5/15/04 #                                   110                  111

Los Angeles, GO, VRDN
(Currently 0.96%) (FGIC Insured)                     2,060                2,060

Los Angeles Community Redev. Agency
  Lard Security Building, VRDN (Currently 0.97%)
  (FHA Guaranteed) #                                 2,000                2,000

  Second & Central Apartments Project A
  VRDN (Currently 0.92%) #                           2,000                2,000

Los Angeles Dept. of Water & Power Electric
    5.00%, 6/15/08
    (Prerefunded 6/15/04!) (FSA Insured)               300                  306

    5.25%, 7/1/04                                    3,000                3,043

    5.50%, 6/15/25
    (Prerefunded 6/15/04!) (FSA Insured)             1,060                1,084

Los Angeles Unified School Dist., GO
    VRDN (Currently 0.95%)
    (FGIC Insured)                                   2,655                2,655

    VRDN (Currently 0.96%)
    (FSA Insured)                                    2,000                2,000

Newport Beach, Hoag Memorial Hosp.,
VRDN (Currently 0.98%)                               4,100                4,100

Port of Oakland
    TECP, 0.90 - 0.95%, 4/7/04 - 6/9/04              2,500                2,500

    VRDN (Currently 0.97%) (FGIC Insured) #          2,000                2,000

Salinas, Brentwood Garden,
VRDN (Currently 0.93%)
(FHA Guaranteed)                                     2,500                2,500

San Diego County Water Auth., COP,
5.50%, 5/1/04 (FGIC Insured)                         1,500                1,511

San Francisco Bay Area Rapid Transit
VRDN (Currently 0.96%) (FGIC Insured)                1,000                1,000

San Jose Fin. Auth., TECP, 0.95%, 4/8/04             2,000                2,000

Southern California Public Power Auth.
6.00%, 7/1/04 (MBIA Insured)                           300                  305

Univ. of California Regents
    TECP, 0.90%, 3/5/04 - 5/11/04                    2,000                2,000

    VRDN (Currently 0.96%) (MBIA Insured)            1,700                1,700

Total California (Cost $88,725)                                          88,725

PUERTO RICO  2.9%

Puerto Rico Commonwealth, 6.50%, 7/1/04
(Escrowed to Maturity) (MBIA Insured)                  100                  102

Puerto Rico Electric Power Auth.
6.375%, 7/1/24 (Prerefunded 7/1/04!)                   250                  259

Puerto Rico Highway & Transportation Auth.
VRDN (Currently 0.97%) (FSA Insured)                 2,400                2,400

Total Puerto Rico (Cost $2,761)                                           2,761

TEXAS  2.1%

Texas, GO, TRAN, 2.00%, 8/31/04                      2,000                2,008

Total Texas (Cost $2,008)                                                 2,008

Total Investments in Securities

99.1% of Net Assets (Cost $93,494)                                 $     93,494
                                                                   ------------


(ss.)   Denominated in U.S. dollar unless otherwise noted
    #   Interest subject to alternative minimum tax
    !   Used in determining portfolio maturity
AMBAC   AMBAC Assurance Corp.
  CDA   Community Development Administration
  COP   Certificates of Participation
  EFA   Educational Facility Authority
 FGIC   Financial Guaranty Insurance Company
  FHA   Federal Housing Authority
  FSA   Financial Security Assurance Inc.
   GO   General Obligation
  HFA   Health Facility Authority
 MBIA   MBIA Insurance Corp.
  PCR   Pollution Control Revenue
  RAN   Revenue Anticipation Note
 TECP   Tax-Exempt Commercial Paper
 TRAN   Tax Revenue Anticipation Note
 VRDN   Variable-Rate Demand Note

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                     February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $93,494)                 $     93,494

Other assets                                                              1,311

Total assets                                                             94,805

Liabilities

Total liabilities                                                           466

NET ASSETS                                                         $     94,339
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $          4

Undistributed net realized gain (loss)                                        7

Paid-in-capital applicable to 94,333,377 no par value
shares of beneficial interest outstanding; unlimited
number of shares authorized                                              94,328

NET ASSETS                                                         $     94,339
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       1.00
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        2/29/04
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                                           1,014

Expenses

  Investment management                                                     403

  Custody and accounting                                                     90

  Shareholder servicing                                                      67

  Legal and audit                                                            15

  Prospectus and shareholder reports                                          7

  Registration                                                                6

  Trustees                                                                    5

  Miscellaneous                                                               5

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                              (68)

  Total expenses                                                            530

Net investment income (loss)                                                484

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                       13

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $        497
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                $        484         $        843

  Net realized gain (loss)                              13                    2

  Increase (decrease) in net
  assets from operations                               497                  845

Distributions to shareholders

  Net investment income                               (484)                (843)

Capital share transactions *

  Shares sold                                       59,645               52,116

  Distributions reinvested                             460                  803

  Shares redeemed                                  (63,862)             (53,677)

  Increase (decrease) in net
  assets from capital
  share transactions                                (3,757)                (758)

Net Assets

Increase (decrease) during period                   (3,744)                (756)

Beginning of period                                 98,083               98,839

End of period                                 $     94,339         $     98,083
                                              ----------------------------------

*Share information

  Shares sold                                       59,645               52,116

  Distributions reinvested                             460                  803

  Shares redeemed                                  (63,862)             (53,677)

  Increase (decrease) in shares outstanding         (3,757)                (758)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                     February 29, 2004


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on September 15, 1986. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $484,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Undistributed ordinary income                                      $      7,000

Undistributed tax-exempt income                                           4,000

Paid-in capital                                                      94,328,000

Net assets                                                         $ 94,339,000
                                                                   ------------


For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

Undistributed net realized gain                                     $    (6,000)

Paid-in capital                                                           6,000


At February 29, 2004, the cost of investments for federal income tax purposes was $93,494,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $24,000.

The fund is also subject to a contractual expense limitation through June 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Subject to shareholder approval, the fund may repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At February 29, 2004, management fees waived remain subject to repayment by the fund in the amount of $155,000 through February 28, 2005, and $68,000 through June 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $110,000 for the year ended February 29, 2004, of which $10,000 was payable at period-end.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report


Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of T. Rowe Price California Tax-Free Income Trust and Shareholders of California Tax-Free Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Tax-Free Money Fund (one of the portfolios comprising T. Rowe Price California Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $6,000 from short-term capital gains,

o    $497,000 which qualified as exempt-interest dividends.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price California Tax-Free Money Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price California Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------
Independent Trustees

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1945)
1986
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1943)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(1938)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(1934)
1986
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(1946)
1992
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

*Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds, CFA, CIC
(1948)
1991
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------

James S. Riepe
(1943)
1986
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, California Tax-Free Income Trust
--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(1944)
1997
[111]
Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.;
Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price
Global Investment Services Limited
--------------------------------------------------------------------------------

*Each inside trustee serves until retirement, resignation, or election of a successor.


Officers

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth, CPA (1961)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Linda A. Brisson (1959)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Steven G. Brooks, CFA (1954)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Joseph A. Carrier (1960)
Treasurer, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Maria H. Condez (1962)
Assistant Vice President, California Tax-Free Income Trust
Employee, T. Rowe Price
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

G. Richard Dent (1960)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (1959)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Gregory S. Golczewski (1966)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Henry H. Hopkins (1942)
Vice President, California Tax-Free Income Trust
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

T. Dylan Jones (1971)
Assistant Vice President, California Tax-Free Income Trust
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Alan D. Levenson (1958)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1953)
Secretary, California Tax-Free Income Trust
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Joseph K. Lynagh, CFA (1958)
Executive Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Konstantine B. Mallas (1963)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

James M. McDonald (1949)
Executive Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Mary J. Miller, CFA (1955)
President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Edward A. Wiese, CFA (1959)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Director, Vice President, and Chief Investment Officer, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,009                $7,892
     Audit-Related Fees                         683                    --
     Tax Fees                                 2,233                 1,996
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004